Deposits by Banks	6 Months Ended
Jun. 30, 2020
Disclosure of deposits from banks [Abstract]
Deposits by Banks
19. DEPOSITS BY BANKS

	30 June 2020	31 December 2019
	£m	£m
Items in the course of transmission	255	337
Deposits held as collateral	3,853	2,175
Other deposits(1)	13,887	11,847
	17,995	14,359
(1)Includes drawdown from the TFS of £10.8bn (2019: £10.8bn) and drawdown from the TFSME of £2.2bn (2019:£nil).